Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating leases with minimum rental commitments [Abstract]
2016	$ 7,206
2017	6,876
2018	6,588
2019	6,453
2020	6,205
2021 and after	37,177
Total	70,505
Outsourced service expense	5,860	$ 5,350	$ 5,125
Contractual Obligation [Abstract]
Outsource Service expense, minimum payment	5,000
Outsource Service expense, maximum payment	$ 6,000